Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Transactions with Related Parties
Further disclosures related to related party transactions are as follows:
Transactions with related parties

	Joint ventures		Associates
	2023	2022	2023	2022
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	1,589.094	1,852.132
Interest income	–	–	–	0.398
Interest expense	–	–	–	0.005
Dividends received	–	–	327.679	787.208
Net loans made to/(repayments from) related parties	–	–	–	(23.554)

Summary of Outstanding Balances with Related Parties
Outstanding balances with related parties

	Joint ventures		Associates
	2023	2022	2023	2022
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	246.239	351.607
Loan amounts owing to related parties	–	–	–	–
Trade amounts owing from related parties	–	–	6.730	6.855
Loan amounts owing from related parties	–	–	–	–